Insider Trading Policies and Procedures	12 Months Ended
Mar. 31, 2025
Insider Trading Policies and Procedures [Line Items]
Insider Trading Policies and Procedures Adopted	false
Insider Trading Policies and Procedures Not Adopted	As an emerging growth company (“EGC”), the Company’s disclosure obligations are reduced pursuant to SEC rules. Currently, the Company has not adopted
a formal insider trading policy because the Ontario Business Corporations Act or other local laws and regulations do not require the Company to do so. However, as the Company continues to grow and develop, it is evaluating the adoption of an insider trading policy to comply with best practices and ensure compliance with applicable insider trading laws.